May. 01, 2015

THE VANTAGEPOINT FUNDS

Vantagepoint Growth Fund

Supplement dated October 2, 2015 to the Prospectus dated May 1, 2015, as supplemented

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus and any supplements thereto.

I.	Vantagepoint Growth Fund

The following replaces the information found in the “Annual Fund Operating Expenses” table and “Example” on page 18 of the Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	T Shares	Investor Shares
Management fees[1]	0.43%	0.43%
Other expenses	0.13%	0.38%
Total annual fund operating expenses[1]	0.56%	0.81%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
T Shares	$57	$179	$313	$701
Investor Shares	$83	$259	$450	$1,002